13. Income Taxes - Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax benefit at the US statutory rate	$ 175,322	$ 1,230,525
State income tax benefit	23,875	167,569
Non-deductible expenses including non-deductible pre-merger losses	(773)	(2,057)
Change in valuation allowance	(198,424)	(1,396,037)
Total income tax benefit